Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 323	£ 177	[1],[2],[3]	£ 380	[1],[2],[3]
Tax calculated at UK rate (2022: 19%; 2021: 19%; 2020: 19%)	(62)	(34)		(72)
Effect of overseas tax rates	(12)	(24)		(7)
Effect of UK rate change	3	25		(5)
Joint venture and associate income reported net of tax	0	0		1
Intra-group financing benefit	0	7		14
Net expense not subject to tax	(9)	(9)		(7)
Gains and losses on sale of businesses not subject to tax	2	4		21
Unrecognised tax losses	3	9		(21)
Benefit from changes in local tax law	0	11		0
Benefit from US accounting method changes	0	11		0
Movement in provisions for tax uncertainties - current year	(23)	0		24
Tax effect of prior year adjustments movement in provisions for tax uncertainties	13	0		0
Adjustments in respect of prior years	6	1		2
Total tax (charge)/credit	£ (79)	£ 1	[1],[2]	£ (50)	[1],[2]
Tax rate reflected in earnings	24.50%	(0.60%)		13.20%
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge)/credit	£ (41)	£ 27		£ 23
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge)/credit	£ (38)	£ (26)		£ (73)

[1]	Comparative balances have been restated to reflect the move between operating segments.
[2]	Comparative balances have been restated – see Note 1b.
[3]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.